Share Capital (Details) - Schedule of weighted average assumptions used in calculating the fair values	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Weighted Average Assumptions Used In Calculating The Fair Values Abstract
Risk-free interest rate	2.06%	0.88%
Expected life of option	4 years 10 months 24 days	5 years
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	116.48%	128.79%